Basis of Presentation	9 Months Ended
May 31, 2017
Notes to Financial Statements
2. Basis of Presentation

The accompanying unaudited interim financial statements of Apawthecary Pets USA have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the Company’s audited financial statements for the year ended August 31, 2016, as filed with the SEC on Form 10-K. In the opinion of management, all normal recurring adjustments which are necessary for a fair presentation of financial statements of the results for the interim period ended May 31, 2017, have been included. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal period ended August 31, 2016, as reported in the Form 10-K, have been omitted.